Deposits (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Deposits
Noninterest-bearing demand	$ 1,829,072,000	$ 1,773,749,000	$ 1,349,584,000
Interest-bearing:
NOW accounts	1,143,753,000	1,083,596,000	809,605,000
Money market	857,208,000	878,578,000	627,849,000
Brokered - money market	102,228,000	276,760,000	263,193,000
Demand	78,133,000	47,636,000	75,308,000
Savings	259,540,000	357,325,000	180,367,000
Time	1,753,292,000	2,110,947,000	1,175,432,000
Brokered - time	132,084,000	194,327,000	219,123,000
Total deposits	6,155,310,000	6,722,918,000	4,700,461,000
Net change in deposits		2,200,000,000
Scheduled maturities of interest-bearing time deposits
2014		1,690,804,000
2015		333,193,000
2016		122,654,000
2017		122,988,000
2018 and thereafter		35,635,000
Time deposits		$ 2,305,274,000